DEBT (Tables) - Successors [Member]	12 Months Ended
Dec. 31, 2020
Multiemployer Plan [Line Items]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in thousands):

	December 31, 2020	December 31, 2019

Secured Term Loan	$285,000	$300,000
Secured Revolving Credit Facility	65,000	50,000
CIB Long-Term Debt	10,000	-
Less: unamortized debt issuance costs	(3,886)	(4,436)
Total loans and borrowings	356,114	345,564
Less: current portion of long-term debt	(47,500)	(15,000)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$308,614	$330,564

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	December 31, 2020	December 31, 2019

CIB Short-Term Debt	$2,125	$-
ABK Short-Term Debt	2,252	-
Other short-term borrowings from working capital facilities	37,983	37,963
Short-term debt, excluding current installments of long-term debt	$42,360	$37,963

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT

Scheduled principal payments of long-term debt for periods subsequent to December 31, 2020 are as follows (in thousands):

2021	$47,500
2022	45,000
2023	110,000
2024	45,000
2025	112,500
Thereafter	-
Total	$360,000